STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
STOCK BASED COMPENSATION
Summary of stock-based activities

		Weighted	Weighted
		Average	Average
	ADS Underlying	Exercise	Contractual
	Options	Price	Terms
Outstanding at December 31, 2021	5,744	$636.74	0.33
Granted	307,142	$17.50
Forfeited/Cancelled	(5,744)	$636.74
Outstanding at December 31, 2022	307,142	$17.50	9.28

Exercisable options at December 31, 2022	—	$—	—

Summary of weighted average assumptions of stock options granted valued using the Black-Scholes option-pricing model

December 31,
2022
Expected volatility	106.0%
Risk-free interest rate	2.7%
Expected dividend yield	0.0%
Expected life of options in years	6.9
Exercise Price	$17.50
Fair value of ADS	$15.38
Estimated fair value of option	$12.92